                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|; Amendment Number:
      This Amendment (Check only one.): |_| is a restatement.
                                        |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Capital Corporation
Address: First National Tower, 1601 Dodge Street, Suite 3800
         Omaha, Nebraska
         68102

Form 13F File Number: 28- 10992

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michelle M. Swanger
Title: Assistant Secretary
Phone: (402) 932-8600

Signature, Place, and Date of Signing:


/s/ Michelle M. Swanger   Omaha, Nebraska   10/31/06
-----------------------   ---------------   --------
      [Signature]          [City, State]     [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28- _________________     _________________________________________
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $54945
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

1     28- 05487              McCarthy Group, Inc.
[Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

    COLUMN 1        COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                             VALUE   SHRS   OR  SH/  PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
 NAME OF ISSUER  TITLE OF CLASS    CUSIP   (X$1000)  PRN   AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------------------------------------------------------------------------------------------------


                          Form 13F INFORMATIONAL TABLE

    COLUMN 1        COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                             VALUE   SHRS   OR  SH/  PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
 NAME OF ISSUER  TITLE OF CLASS    CUSIP   (X$1000)  PRN   AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------------------------------------------------------------------------------------------------


MCCARTHY CAPITAL CORPORATION
Form 13F Information Table
September 30, 2006

                                TITLE OF                  VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
Novastar Financial, Inc.           COM      669947400      2627     90000   SH        Defined      1       90000
Stewart Enterprises Inc. Cl. A     COM      860370105      9109   1554481   SH        Defined      1     1554481
Cabela's Inc Cl A                  COM      126804301     42625   1961579   SH        Defined      1     1961579
NASDAQ Stock Market Inc            COM      631103108       584     19300   SH        Defined      1       19300
REPORT SUMMARY                       4    DATA RECORDS    54945